Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of June 30, 2021 and December 31, 2020:

	As of
In thousands of U.S. dollars	June 30, 2021	December 31, 2020
Scorpio MR Pool Limited	$13,866	$9,751
Scorpio LR2 Pool Limited	8,819	10,698
Scorpio LR1 Pool Limited	3,477	2,367
Scorpio Handymax Tanker Pool Limited	1,656	3,597
Scorpio Commercial Management S.A.M.	—	284
Receivables from related parties	27,818	26,697

Freight and time charter receivables	2,846	—
Insurance receivables	405	5,259
Other receivables	661	1,061
	$31,730	$33,017